TCW Core Fixed Income Portfolio Investment Strategy - TCW Core Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	TCW Investment Management Company LLC (“TCW” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in debt securities. These debt securities include but are not limited to securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset-backed securities; U.S. dollar-denominated foreign securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity. The Portfolio may invest up to 5% of its net assets in high-yield fixed income securities (commonly known as “junk bonds”). The Portfolio may also invest a portion of its assets in bank loans of companies in the high-yield universe. High-yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. The Portfolio may also make use of mortgage dollar rolls, repurchase agreements, reverse repurchase agreements and inflation-indexed bonds. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. The Portfolio may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Portfolio may invest in securities that are commonly referred to as mortgage derivatives (including inverse floaters) and interest only (“IO”), principal-only (“PO”), inverse IOs and tiered index bonds. The Portfolio may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Under normal market conditions, the Portfolio uses a controlled risk approach, which attempts to control the principal risk components of the fixed-income markets and include consideration of: ■security selection within a given sector, ■relative performance of the various market sectors, ■the shape of the yield curve, and ■fluctuations in the overall level of interest rates. TCW utilizes active asset allocation in managing the Portfolio’s investments and monitors the duration of the Portfolio’s portfolio securities to seek to mitigate its exposure to interest rate risk.